Supplemental Guarantor Information (Condensed Consolidating Statements Of Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations
Revenue	$ 0.2	$ 4.0	$ 44.1
Cost of sales	0.2	0.8	12.2
Gross margin		3.2	31.9
Operating expenses:
Selling, general and administrative expenses	113.6	107.2	124.2
Research and development expenses	95.0	106.8	128.5
Settlement reserve charge			206.3
Net gain on divestment of businesses			(1.0)
Other net (gains)/charges	168.9	24.3	52.8
Total operating (gains)/expenses	377.5	238.3	510.8
Operating (loss)/income	(377.5)	(235.1)	(478.9)
Net interest and investment (gains)/losses	355.7	230.4	134.6
Income/(loss) before provision for income taxes	(733.2)	(465.5)	(613.5)
Provision for/(benefit from) income taxes	(360.5)	(12.0)	(52.2)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014.0	236.6
Net income/(loss) for the year	(137.4)	560.5	(324.7)
Elan Finance Plc [Member]
Operating expenses:
Net interest and investment (gains)/losses	(0.7)	0.1	(1.2)
Income/(loss) before provision for income taxes	0.7	(0.1)	1.2
Provision for/(benefit from) income taxes	0.2	(0.1)	0.3
Net income/(loss) from continuing operations	0.5		0.9
Discontinued Operations
Net income/(loss) for the year	0.5		0.9
Parent Company [Member]
Operating expenses:
Selling, general and administrative expenses	51.6	43.5	62.8
Net gain on divestment of businesses	17.1
Other net (gains)/charges			0.9
Total operating (gains)/expenses	68.7	43.5	63.7
Operating (loss)/income	(68.7)	(43.5)	(63.7)
Share of net gains/(losses) of subsidiaries	(304.0)	(410.0)	(497.6)
Income/(loss) before provision for income taxes	(372.7)	(453.5)	(561.3)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014.0	236.6
Net income/(loss) for the year	(137.4)	560.5	(324.7)
Guarantor Subsidiaries [Member]
Continuing Operations
Revenue	2,247.6	2,083.4	1,891.8
Cost of sales	1,406.0	1,277.8	1,071.6
Gross margin	841.6	805.6	820.2
Operating expenses:
Selling, general and administrative expenses	226.7	235.3	239.8
Research and development expenses	402.8	352.6	429.8
Settlement reserve charge			206.3
Net gain on divestment of businesses	0.8	(585.9)	(1.0)
Other net (gains)/charges	172.8	(41.0)	56.4
Total operating (gains)/expenses	803.1	(39.0)	931.3
Operating (loss)/income	38.5	844.6	(111.1)
Net interest and investment (gains)/losses	366.4	243.0	141.0
Income/(loss) before provision for income taxes	(327.9)	601.6	(252.1)
Provision for/(benefit from) income taxes	(300.0)	47.7	1.8
Net income/(loss) from continuing operations	(27.9)	553.9	(253.9)
Discontinued Operations
Net income/(loss) for the year	(27.9)	553.9	(253.9)
Non-Guarantor Subsidiaries [Member]
Continuing Operations
Revenue	0.7
Gross margin	0.7
Operating expenses:
Selling, general and administrative expenses	6.2	5.1	5.2
Research and development expenses	25.0	22.8	9.1
Net gain on divestment of businesses		(67.0)
Other net (gains)/charges	0.3		(0.5)
Total operating (gains)/expenses	31.5	(39.1)	13.8
Operating (loss)/income	(30.8)	39.1	(13.8)
Net interest and investment (gains)/losses	10.5	(11.0)	(5.8)
Income/(loss) before provision for income taxes	(41.3)	50.1	(8.0)
Net income/(loss) from continuing operations	(41.3)	50.1	(8.0)
Discontinued Operations
Net income/(loss) for the year	(41.3)	50.1	(8.0)
Elimination Adjustments [Member]
Continuing Operations
Revenue	(1,045.5)	(837.4)	(722.1)
Cost of sales	(750.3)	(638.1)	(488.3)
Gross margin	(295.2)	(199.3)	(233.8)
Operating expenses:
Selling, general and administrative expenses	(55.7)	(55.2)	(53.1)
Research and development expenses	(239.5)	(142.9)	(180.2)
Other net (gains)/charges		(1.2)	(0.5)
Total operating (gains)/expenses	(295.2)	(199.3)	(233.8)
Share of net gains/(losses) of subsidiaries	304.0	410.0	497.6
Income/(loss) before provision for income taxes	304.0	410.0	497.6
Net income/(loss) from continuing operations	304.0	410.0	497.6
Discontinued Operations
Net income from discontinued operations (net of tax)	(235.3)	(1,014.0)	(236.6)
Net income/(loss) for the year	68.7	(604.0)	261.0
Segment, Discontinued Operations [Member]
Continuing Operations
Revenue	(1,202.6)	(1,242.0)	(1,125.6)
Cost of sales	(655.5)	(638.9)	(571.1)
Gross margin	(547.1)	(603.1)	(554.5)
Operating expenses:
Selling, general and administrative expenses	(115.2)	(121.5)	(130.5)
Research and development expenses	(93.3)	(125.7)	(130.2)
Net gain on divestment of businesses	(17.9)	652.9
Other net (gains)/charges	(4.2)	66.5	(3.5)
Total operating (gains)/expenses	(230.6)	472.2	(264.2)
Operating (loss)/income	(316.5)	(1,075.3)	(290.3)
Net interest and investment (gains)/losses	(20.5)	(1.7)	0.6
Income/(loss) before provision for income taxes	(296.0)	(1,073.6)	(290.9)
Provision for/(benefit from) income taxes	(60.7)	(59.6)	(54.3)
Net income/(loss) from continuing operations	(235.3)	(1,014.0)	(236.6)
Discontinued Operations
Net income from discontinued operations (net of tax)	$ 235.3	$ 1,014.0	$ 236.6